Nature of Operations	3 Months Ended	12 Months Ended
	Dec. 31, 2025	Sep. 30, 2025
Nature of Operations [Abstract]
NATURE OF OPERATIONS

NOTE 1 – NATURE OF OPERATIONS

Collab Z Inc. (the “Company”) was formed on May 11, 2024 in the State of Nevada for the purpose of reorganizing and becoming the holding company for Collab CA LLC (Collab CA”), a California limited liability company.

In December 2024, Collab CA became a direct, wholly owned subsidiary of the Company as a result of the closing of the Reorganization Agreement and Plan of Share Exchange dated December 30, 2024 (the “Reorganization Agreement” or “Reorganization”). Pursuant to the Reorganization Agreement, the sole member of Collab CA exchanged 100% of its member interests for 4,550,500 shares of the Company’s common stock. As a result, the member of Collab CA became a shareholder of the Company and Collab CA became a direct, wholly owned subsidiary of the Company.

The Reorganization is being accounted for as a reorganization of entities under common control by a control group. The accompanying unaudited condensed consolidated financial statements have been presented to retroactively present the effect of the Reorganization. See Note 3 for further detail.

Collab CA is the main operating subsidiary engaged in various real estate services, including property management, construction and renovation management, as well as EB-5 immigration investor services. Collab Z Inc., and its subsidiary, Collab CA, are at the forefront of the PropTech industry. The Company aims to transform property management by integrating community involvement and artificial intelligence to directly connect tenants with management tasks, eliminating intermediaries and enhancing efficiency.

The Company’s headquarters are located in Berkeley, California.

NOTE 1 – NATURE OF OPERATIONS

Collab Z Inc. (the “Company”) was formed on May 11, 2024 in the State of Nevada for the purpose of reorganizing and becoming the holding company for Collab CA LLC (Collab CA”), a California limited liability company.

In December 2024, Collab CA became a direct, wholly owned subsidiary of the Company as a result of the closing of the Reorganization Agreement and Plan of Share Exchange dated December 30, 2024 (the “Reorganization Agreement” or “Reorganization”). Pursuant to the Reorganization Agreement, the sole member of Collab CA exchanged 100% of its member interests for 4,550,500 shares of the Company’s common stock. As a result, the member of Collab CA became a shareholder of the Company and Collab CA became a direct, wholly owned subsidiary of the Company.

The Reorganization is being accounted for as a reorganization of entities under common control by a control group. The accompanying financial statements have been presented to retroactively present the effect of the Reorganization. See Note 3 for further detail.

Collab CA is the main operating subsidiary engaged in various real estate services, including property management, construction and renovation management, as well EB-5 immigration investor services. Collab Z Inc., and its subsidiary, Collab CA, are at the forefront of the PropTech industry. The Company aims to transform property management by integrating community involvement and artificial intelligence to directly connect tenants with management tasks, eliminating intermediaries and enhancing efficiency.

The Company’s headquarters are located in Berkeley, California.